Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Total operating revenues		$ 248,665	$ 85,950
Voyage and charterhire expenses		(15,307)	(20,637)
Due from (to) related party		16,839		$ 14,004
Accounts receivable, gross, current	[1]	37,474		14,980
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions		79,621	33,990
Due from (to) related party		16,839		14,004
Accounts receivable, gross, current		16,800		$ 14,000
Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses		(10,969)	(6,932)
Collaborative Arrangement
Related Party Transaction [Line Items]
Voyage and charterhire expenses		(50,434)	(21,191)
Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses		(50,434)	(21,191)
Time and Voyage Charter
Related Party Transaction [Line Items]
Total operating revenues		123,414	52,004
Time and Voyage Charter | Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues		104,842	45,097
Time Charter | Collaborative Arrangement
Related Party Transaction [Line Items]
Total operating revenues		36,182	17,016
Time Charter | Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues		$ 36,182	$ 17,016

[1]	This includes amounts arising from transactions with related parties (see note 16).